Expense Example - StrategicAdvisersFidelityCoreIncomeFund-PRO - StrategicAdvisersFidelityCoreIncomeFund-PRO - Strategic Advisers Fidelity Core Income Fund - Strategic Advisers Fidelity Core Income Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 17
3 years	74
5 years	175
10 years	$ 471